Consolidated Statements of Changes in Total Equity - USD ($) $ in Thousands	Total	Convertible Preferred Units	Limited Partner	General Partner	Common Units Limited Partner	Common Units and Additional Paid-in Capital Limited Partner	Preferred Units Preferred Partner	Warrants	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Redeemable Non-controlling Interest
Beginning balance (Dropdown Predecessor) at Dec. 31, 2014			$ 0
Beginning balance at Dec. 31, 2014	$ 802,853	$ 0		$ 21,038		$ 589,165	$ 144,800		$ 0	$ 47,850	$ 12,842
Beginning balance (in units) at Dec. 31, 2014		0			92,386,000		6,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss) | Dropdown Predecessor			10,101
Net income (loss)	86,863	$ 10,349		16,317		31,205	$ 18,260			10,980	2,931
Other comprehensive income (loss)	696								696
Cash distributions	(250,299)	(7,601)		(24,197)		(209,177)	(16,925)
Distributions to non-controlling interests	(10,975)									(10,975)	(12,600)
Contributions of capital from joint venture partner	5,500									5,500
Proceeds from equity offering, net of offering costs (note 16)	124,346	$ 249,750	3,600	71		3,485	$ 120,790
Proceeds from equity offering, net of offering costs (note 16) (in units)		10,438,000			211,077		5,000,000
Net proceeds from equity offering to Teekay Corporation for purchase of Knarr LLC and Teekay Knarr AS (note 3)	306,122			6,122		300,000
Net proceeds from equity offering to Teekay Corporation for purchase of Knarr LLC and Teekay Knarr AS (notes 3 and 11g) (in units)					14,402,000
Purchase of Knarr LLC and Teekay Knarr AS from Teekay Corporation (note 3) | Dropdown Predecessor			(426,117)
Purchase of Knarr LLC and Teekay Knarr AS from Teekay Corporation (note 3)	(529,437)			(2,066)		(101,254)
Net change in Teekay Corporation's equity in Dropdown Predecessor (note 3) | Dropdown Predecessor			416,016
Net change in Teekay Corporation's equity in Dropdown Predecessor (note 3)	416,016
Contribution of capital from sale of SPT Explorer L.L.C. and Navigator Spirit L.L.C. (notes 3 and 18)	14,297			286		14,011
Repurchase of Convertible Preferred Units (note 16)			0
Equity based compensation and other (note 17)	1,866			37		1,829
Equity based compensation and other (note 17) (in units)					28,000
Ending balance (Dropdown Predecessor) at Dec. 31, 2015			$ 0
Ending balance at Dec. 31, 2015	967,848	$ 252,498		17,608		629,264	$ 266,925	$ 0	696	53,355	3,173
Ending balance (in units) at Dec. 31, 2015		10,438,000			107,027,000		11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	17,750	$ 24,336		(267)		(12,952)	$ 21,500			9,469	2,389
Other comprehensive income (loss)	(1,500)								(1,500)
Cash distributions	(67,884)	(10,750)		(480)		(45,904)	(21,500)
Payment-in-kind distributions (note 16)	15,239	(12,739)		(630)		15,869
Payment-in-kind distributions (note 16) (in units)			4,558,624		4,558,000
Distributions to non-controlling interests	(9,610)									(9,610)	(4,600)
Contributions of capital from joint venture partner	750									750
Contribution of capital from Teekay Corporation (notes 11h and 16)	3,665			73		3,592
Proceeds from equity offering, net of offering costs (note 16)	144,812	$ 83,453		3,058		127,957		13,797
Proceeds from equity offering, net of offering costs (note 16) (in units)		4,000,000			27,504,000
Conversion of Convertible Preferred Units (note 16)	47,171	$ (46,429)		889		46,282
Conversion of Convertible Preferred Units (note 16) (in units)		1,921,000			8,324,000
Exchange of Convertible Preferred Units (note 16)	20,644	$ (20,644)		413		20,231
Repurchase of Convertible Preferred Units (note 16)			$ 0
Equity based compensation and other (note 17)	(289)	1,512		(6)		(283)
Equity based compensation and other (note 17) (in units)					101,000
Ending balance at Dec. 31, 2016	1,138,596	$ 271,237		20,658		784,056	$ 266,925	13,797	(804)	53,964	962
Ending balance (in units) at Dec. 31, 2016		12,517,000			147,514,000		11,000,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	(320,060)	$ 20,565		(5,770)		(339,501)	$ 21,500			3,711	53
Other comprehensive income (loss)	281								281
Cash distributions	(50,388)	(10,205)		(31)		(28,857)	(21,500)
Payment-in-kind distributions (note 16)	18,988	(14,022)		(699)		19,687
Payment-in-kind distributions (note 16) (in units)					6,391,087
Distributions to non-controlling interests	(8,847)									(8,847)	(1,044)
Contributions of capital from joint venture partner	6,000									6,000
Contribution of capital from Teekay Corporation (notes 11h and 16)	45,315			873		44,442
Proceeds from equity offering, net of offering costs (note 16)	625,387			588		504,851		119,948
Proceeds from equity offering, net of offering costs (note 16) (in units)					256,000,000
Repurchase of Convertible Preferred Units (note 16)	19,971	$ (269,993)	$ (19,637)	383		19,588
Repurchase of Convertible Preferred Units (note 16) (in units)		(12,517,000)
Equity based compensation and other (note 17)	(1,715)	$ 2,418		(6)		(189)		(1,520)
Equity based compensation and other (note 17) (in units)					140,000
Ending balance at Dec. 31, 2017	$ 1,473,528	$ 0		$ 15,996		$ 1,004,077	$ 266,925	$ 132,225	$ (523)	$ 54,828	$ (29)
Ending balance (in units) at Dec. 31, 2017		0			410,045,000		11,000,000